Financial Risk Factors and Risk Management - Designated Hedged Items in Interest Rate Hedges (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL RISK FACTORS
Carrying amount	€ 13,094	€ 13,283
Interest Rate Risk | Interest Rate Hedges | Fixed-Rate Borrowing in EUR
FINANCIAL RISK FACTORS
Notional amount	4,550
Carrying amount	4,508
Accumulated fair value adjustments in Other financial liabilities	59
Change in fair value used for measuring ineffectiveness	59
Accumulated amount of fair value hedge adjustments for hedged items ceased to be adjusted for hedging gains/losses	0
Interest Rate Risk | Interest Rate Hedges | Fixed-Rate Borrowing in USD
FINANCIAL RISK FACTORS
Notional amount	285
Carrying amount	284
Accumulated fair value adjustments in Other financial liabilities	(24)
Change in fair value used for measuring ineffectiveness	(9)
Accumulated amount of fair value hedge adjustments for hedged items ceased to be adjusted for hedging gains/losses	€ (16)